Share capital (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 19, 2014
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ ‘000)	$ 61,000	$ 60,000	$ 59,000
Common shares, of nominal US$ 0.001	60,596,219	59,940,881
US$ per share	$ 0.001	$ 0.001		$ 0.001
Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	$ 5,171,949	$ 5,171,949
Ordinary shares [member]
Disclosure Of Share capital [Line Items]
Common shares, of nominal US$ 0.001	60,596,219	59,940,881